Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share
A reconciliation of the component parts of earnings per share for 2023, 2022, and 2021 follows:
(dollars in thousands,
except per share data)	For the years ended December 31,
	2023	2022	2021

Net income	$58,646	$75,234	$61,519
Weighted average common shares	19,024	19,131	19,259

Effect of dilutive common stock options	1	2	4

Weighted average common shares including potential dilutive shares	19,025	19,133	19,263

Basic EPS	$3.08	$3.93	$3.19

Diluted EPS	$3.08	$3.93	$3.19